Financial Receivable - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Residential Mortgage USD ($)	Mar. 31, 2012 Residential Mortgage JPY (¥)	Mar. 31, 2011 Residential Mortgage JPY (¥)
Loans Receivable [Line Items]
Loans receivable, net		$ 1,016,598,000	¥ 83,361,000,000	¥ 72,634,000,000
Current portion of loans receivable		92,866,000	7,615,000,000	5,737,000,000
Cumulative Effect Adjustment to Retained Earnings	410,000,000
Cumulative effect Adjustment to Noncontrolling Interests	¥ 392,000,000